INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	R$ (337,917)	R$ 27,497
Income statement	(1,516,747)	(541,405)
Comprehensive income	31,797	58,192
Other	70,012	(86)
Business combinations (Note 1.c.2)		117,885
Balance at ending	(1,752,855)	(337,917)
Deferred tax assets	5,569,885	5,288,176	R$ 4,541,952
Deferred tax liabilities	(7,322,740)	(5,626,093)	(4,514,455)
Net deferred tax assets	230,097	371,408	R$ 27,497
Deferred tax liabilities	(1,982,952)	R$ (709,325)
Percentage of tax bases limit used to offset tax losses		30.00%
Deferred tax credits (income and social contribution tax losses) were not recognized in indirect subsidiaries	12,649	R$ 11,938
Income and social contribution taxes on tax losses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	793,933	14,071
Income statement	634,543	710,411
Business combinations (Note 1.c.2)		69,451
Balance at ending	1,428,476	793,933
Income and social contribution taxes on temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(1,131,850)	13,426
Income statement	(2,151,290)	(1,251,816)
Comprehensive income	31,797	58,192
Other		(86)
Business combinations (Note 1.c.2)		48,434
Effects of the initial adoption of IFRS 9 and IFRS 15	70,012
Balance at ending	(3,181,331)	(1,131,850)
Provisions for legal, labor, tax civil and regulatory contingencies
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	2,298,735	2,230,336
Income statement	(333,035)	68,399
Balance at ending	1,965,700	2,298,735
Trade accounts payable and other provisions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	651,417	677,123
Income statement	(79,683)	(25,706)
Balance at ending	571,734	651,417
Estimated losses on impairment of accounts receivable
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	434,960	358,805
Income statement	(115,661)	76,155
Effects of the initial adoption of IFRS 9 and IFRS 15	122,977
Balance at ending	442,276	434,960
Customer portfolio and trademarks
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	254,418	313,092
Income statement	(69,815)	(58,674)
Balance at ending	184,603	254,418
Estimated losses from modems and other P&E items
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	200,941	284,677
Income statement	(24,811)	(83,736)
Balance at ending	176,130	200,941
Pension plans and other post-employment benefits
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	174,534	108,419
Income statement	20,934	8,630
Comprehensive income	30,753	57,485
Balance at ending	226,221	174,534
Profit sharing
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	110,046	125,256
Income statement	19,643	(15,210)
Balance at ending	129,689	110,046
Provision for loyalty program
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	17,121	19,112
Income statement	1,031	(1,991)
Balance at ending	18,152	17,121
Accelerated accounting depreciation
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	8,260	24,033
Income statement	(7,873)	(15,773)
Balance at ending	387	8,260
Estimated impairment losses on inventories
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	11,752	12,099
Income statement	(2,481)	(347)
Balance at ending	9,271	11,752
Derivative transactions
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	25,871	60,133
Income statement	78,028	(35,084)
Comprehensive income	832	822
Balance at ending	104,731	25,871
Licenses
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(1,636,886)	(1,420,556)
Income statement	(216,328)	(216,330)
Balance at ending	(1,853,214)	(1,636,886)
Goodwill (Spanish e Navytree, Vivo Part. and GVTPart.)
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(3,598,172)	(2,729,203)
Income statement	(1,002,768)	(868,969)
Balance at ending	(4,600,940)	(3,598,172)
Property, plant and equipment of small value
DEFERRED TAXES AND TAXES RECOVERABLE
Income statement	(395,606)
Balance at ending	(395,606)
Technological Innovation Law
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	(97,533)	(140,940)
Income statement	47,406	43,407
Balance at ending	(50,127)	(97,533)
Other temporary differences
DEFERRED TAXES AND TAXES RECOVERABLE
Balance at beginning	12,686	91,040
Income statement	(70,271)	(126,587)
Comprehensive income	212	(115)
Other		(86)
Business combinations (Note 1.c.2)		48,434
Effects of the initial adoption of IFRS 9 and IFRS 15	(52,965)
Balance at ending	R$ (110,338)	R$ 12,686